Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 720	$ 623
PP&E	34,225	25,411	$ 27,834
ROU Assets	2,010	1,139	1,325
Goodwill	3,473	2,272	$ 2,272
Total Assets	54,104	32,770
Oil Sands
Disclosure Of Reportable Segments [Line Items]
E&E Assets	653	617
PP&E	22,535	19,748
ROU Assets	754	196
Goodwill	3,473	2,272
Total Assets	31,070	24,641
Conventional
Disclosure Of Reportable Segments [Line Items]
E&E Assets	6	6
PP&E	2,174	1,758
ROU Assets	2	3
Goodwill	0	0
Total Assets	3,026	1,978
Offshore
Disclosure Of Reportable Segments [Line Items]
E&E Assets	61	0
PP&E	2,822	0
ROU Assets	160	0
Goodwill	0	0
Total Assets	3,597	0
Canadian Manufacturing
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	2,353	176
ROU Assets	339	392
Goodwill	0	0
Total Assets	2,918	578
U.S. Manufacturing
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	3,745	3,476
ROU Assets	252	114
Goodwill	0	0
Total Assets	7,777	4,363
Retail
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	205	0
ROU Assets	49	0
Goodwill	0	0
Total Assets	966	0
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	391	253
ROU Assets	454	434
Goodwill	0	0
Total Assets	$ 4,750	$ 1,210